SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Other income (expense), net	$ 6	$ 58
Net income (loss) from discontinued operations	6	$ 58
Current Liabilities:
Accounts payable	156		$ 161
Accrued expense and other current liabilities			35
Advances from customers	279		287
Current liabilities related to discontinued operations	$ 435		$ 483